Summary of Significant Accounting Policies (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2023 CNY (¥)	Oct. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($) Segment $ / shares	Dec. 31, 2025 CNY (¥) Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jan. 01, 2025 CNY (¥)	Jan. 01, 2024 CNY (¥)
Shares issued per share | $ / shares			$ 1.00
Convenience translation rate USD to RMD			6.9931				6.9931
Restricted cash					¥ 1,281
Due to litigation				¥ 1,200	1,200
Promotional service fee		¥ 330
Investment income from short-term investments				1	23
Cumulative-effect adjustment to shareholders' equity						617
Accounts receivable			4,394		61,059		30,730
Allowance of doubtful accounts					20,007	11,539	21,782
Contract liabilities			395		15,906		¥ 2,764	¥ 15,906	¥ 13,552
Employee social benefits				931	1,174	1,326
Underpayment of taxes			$ 14,500	¥ 100
VAT percentage for services			6.00%	6.00%
Profit appropriation to general reserve fund and statutory surplus				¥ 2,565	¥ 4,042	¥ 8,491
Number of operating segments | Segment			1	1
Accounting Standards Update 2016-13 [Member]
Cumulative-effect adjustment to shareholders' equity	¥ 617